Label	Element	Value
Women in Leadership U.S. Equity Portfolio | (Women in Leadership U.S. Equity Portfolio)
Prospectus [Line Items]	oef_ProspectusLineItems
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Long-term capital appreciation consistent with reasonable risk to principal.
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks and preferred stocks, of U.S. small and medium (“SMID”) cap companies that Glenmede Investment Management LP (the “Advisor”) believes are undervalued. SMID cap companies include companies with the market capitalizations, at the time of purchase, that are within the market capitalization range of the smallest stock in the Russell 2500 Index to the largest stock in the Russell Midcap Index. That capitalization range was $7.8 million to $279.5 billion as of April 30, 2025.

The Advisor uses a combination of quantitative and fundamental research to select securities. The Advisor uses a quantitative proprietary multi-factor computer model which identifies a list of attractive securities having revenue and earnings growth potential with reasonable valuations, then applies fundamental research to select which securities to buy and sell for this Portfolio. The Advisor considers material environmental, social, and governance (ESG) criteria in the context of long-term investor decision making.

Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	1Effective September 2, 2025, due to the Repositioning, the Portfolio’s primary broad-based index changed from the Russell 1000 Index to the Russell 3000 Index. 2Effective September 2, 2025, due to the Repositioning, the Portfolio’s performance measurement index changed from the Morningstar Large Cap Value Average to the Russell 2500 Index. The Russell 2500 Index is provided so that investors may compare the performance of the Portfolio with an index composed of securities similar to those held by the Portfolio.
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2024)
Women in Leadership U.S. Equity Portfolio | (Women in Leadership U.S. Equity Portfolio) | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Women in Leadership U.S. Equity Portfolio | (Women in Leadership U.S. Equity Portfolio) | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Therefore, you could lose money by investing in the Portfolio.
Women in Leadership U.S. Equity Portfolio | (Women in Leadership U.S. Equity Portfolio) | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics such as COVID-19), war, military conflict, terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.

Women in Leadership U.S. Equity Portfolio | (Women in Leadership U.S. Equity Portfolio) | Value Style Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, the Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.

Women in Leadership U.S. Equity Portfolio | (Women in Leadership U.S. Equity Portfolio) | Small Cap Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

Women in Leadership U.S. Equity Portfolio | (Women in Leadership U.S. Equity Portfolio) | Mid Cap Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Mid Cap Risk: The Portfolio is subject to the risk that the stocks of mid cap companies can be more volatile and riskier than the stocks of larger issuers. Mid cap companies tend to have more limited resources, product lines and market share than larger, more established businesses. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of mid cap company stocks might fall regardless of trends in the broader market.

Women in Leadership U.S. Equity Portfolio | (Women in Leadership U.S. Equity Portfolio) | Frequent Trading Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. In addition, in connection with the Repositioning, shareholder should be aware that the Portfolio will experience a higher-than-normal portfolio turnover rate. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

(Women in Leadership U.S. Equity Portfolio) | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	23.81%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.86%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.97%	[1]
(Women in Leadership U.S. Equity Portfolio) | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	24.51%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.28%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.28%	[1]
(Women in Leadership U.S. Equity Portfolio) | Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.99%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.77%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.25%	[2]
(Women in Leadership U.S. Equity Portfolio) | Morningstar Large Value Average
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.28%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.20%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.01%	[2]
(Women in Leadership U.S. Equity Portfolio) | Women in Leadership U.S. Equity Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.78%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.52%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.98%
(Women in Leadership U.S. Equity Portfolio) | Women in Leadership U.S. Equity Portfolio | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.47%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.43%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.56%
(Women in Leadership U.S. Equity Portfolio) | Women in Leadership U.S. Equity Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.82%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.33%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.84%

[1]	Effective September 2, 2025, due to the Repositioning, the Portfolio’s primary broad-based index changed from the Russell 1000 Index to the Russell 3000 Index.
[2]	Effective September 2, 2025, due to the Repositioning, the Portfolio’s performance measurement index changed from the Morningstar Large Cap Value Average to the Russell 2500 Index. The Russell 2500 Index is provided so that investors may compare the performance of the Portfolio with an index composed of securities similar to those held by the Portfolio.